AOG Institutional Fund
Schedule of Investments (Unaudited)
June 30, 2025
Shares		Fair Value
	CLOSED-END FUNDS - 7.0%
	BUSINESS DEVELOPMENT COMPANIES - 0.6%
34,483	Carlyle Secured Lending, Inc.	$471,727

	DEBT AND CREDIT FUNDS - 0.3%
8,970	Variant Alternative Income Fund, Institutional Class (a)	237,793

	PRIVATE EQUITY FUNDS - 6.0%
129,504	Ares Landmark Private Markets Fund, Institutional Class (a)(c)	4,607,738
112	The Private Shares Fund, Class I (a)(c)	4,865
		4,612,603
	REAL ESTATE FUNDS - 0.1%
3,170	Bluerock Total Income+ Real Estate Fund, Class I (a)	82,524

	TOTAL CLOSED-END FUNDS (Cost - $4,467,153)	5,404,647

	PRIVATE DEBT AND CREDIT INVESTMENTS - 25.7%
	PRIVATE DEBT AND CREDIT FUNDS - 25.7%
-	Arkview Capital Co-Invest IV, LP (a)(d)(e)(g)	2,125,343
-	GEMS FUND 6, LP (a)(b)(d)(g)	2,874,928
-	LEONID Credit Income Fund, LP (a)(b)(d)(g)	5,570,252
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
-	Symbiotic Capital Life Science Credit Fund, LP (a)(b)(d)(g)	3,049,116
-	Tiverton AgriFinance III (a)(b)(c)(d)(g)	2,144,651
	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $19,275,868)	19,764,290

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 37.4%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 24.9%
-	Alpha Partners Fund III, LP (a)(b)(c)(d)(g)	474,920
-	Banner Ridge Small Buyouts I (Offshore) LP (a)(c)(d)(e)(g)	6,161,888
-	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)(g)	1,663,343
-	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)(g)	5,266,030
-	Noteus Partners Centaur S.L.P. (a)(b)(c)(d)(g)	4,953,730
-	VVC Veterans Fund II L.P. (a)(b)(c)(d)(g)	600,000
		19,119,911
	PORTFOLIO COMPANIES - 12.5%
-	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)(g)	793,651
-	Capital Factory Alpha Associates LLC, Series II (a)(b)(c)(d)(g)	750,000
-	CSPG Tidal B Holdings LLC (a)(c)(d)(e)(g)	1,107,100
153,850	CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.) (a)(c)(d)(e)	-
3,000,000	Frontline HoldCo LLC (a)(c)(d)(e)	2,998,029
-	ICON Ark Co-Investment LP (a)(b)(c)(d)(g)	243,914
5	PMG Legal LLC (a)(b)(c)(d)	1,098,205
-	Preservation Capital Partners Strategic Opportunities I LP (a)(b)(c)(d)(g)	2,653,676
		9,644,575

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $24,606,239)	28,764,486

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
June 30, 2025
Shares					Fair Value
		PRIVATE REAL ESTATE - 12.3%
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 1.4%
105,419		Arctrust III, Inc. (a)(d)(e)			$1,060,300
339		Starwood NAV REIT (a)			7,107
					1,067,407
		PRIVATE REAL ESTATE FUNDS - 10.9%
-		Balbec Commercial Mortgage Opportunities Fund I, L.P. (a)(b)(d)(g)			2,844,896
-		Barings Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)(g)			1,992,058
-		Peppertree Capital Fund X Feeder, LLC (a)(b)(c)(d)(g)			2,218,873
-		PG-AOGFX BVS CC SIDE CAR, LLC (a)(d)(e)(g)			1,326,315
					8,382,142

		TOTAL PRIVATE REAL ESTATE (Cost - $9,156,852)			9,449,549

Principal			Rate (%)	Maturity
		LOANS - 7.2%
$3,000,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR1 (a)(e)	12.51	11/26/2025	3,000,000
2,500,000		Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, LNZ (a)(e)	15.47	5/16/2026	2,500,000
		TOTAL LOANS (Cost - $5,500,000)			5,500,000

Shares			Exercise Price	Expiration Date
		WARRANTS - 0.8%
11		Frontline HoldCo LLC, Class A (a)(c)(d)(e) (Cost - $409,465)	$ 216,144	3/8/2034	622,094

Principal			Rate (%)	Maturity
		SHORT-TERM INVESTMENTS - 9.0%
		U.S. TREASURY SECURITIES - 6.5%
$1,008,000		U.S. Treasury Bill	4.25	9/9/2025	999,730
1,009,000		U.S. Treasury Bill	4.28	9/11/2025	1,000,433
1,000,000		U.S. Treasury Bill	4.28	9/16/2025	990,931
1,000,000		U.S. Treasury Bill	4.25	9/25/2025	989,966
1,012,000		U.S. Treasury Bill	4.27	10/7/2025	1,000,415
					4,981,475
Shares
		MONEY MARKET FUND - 2.5%
1,932,271		Federated Hermes Treasury Obligations Fund, Institutional Class, 4.17%(f)			1,932,271

		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,915,228)			6,913,746

		TOTAL INVESTMENTS - 99.4% (Cost $70,330,805)			$76,418,812
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			488,761
		NET ASSETS - 100.0%			$76,907,573

BDC	-	Business Development Company
LLC	-	Limited Liability Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.
(c)	Non-income producing security.
(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 76.19% of Net Assets. The total value of these securities is $58,593,312. Please refer to the Restricted Securities Table below.
(e)	Level 3 security fair valued using significant unobservable inputs. The total of these Level 3 fair valued securities represents 33.41% of Net Assets. The total value of these securities is $25,694,720.
(f)	Represents seven day yield as of June 30, 2025.
(g)	Investment does not issue shares.

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
June 30, 2025

Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:
Security Description	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$520,000	$474,920	0.62%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	793,651	1.03%
Arctrust III, Inc.	3/15/2022	1,000,000	1,060,300	1.38%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	2,125,343	2.76%
Balbec Commercial Mortgage Opportunities Fund I, L.P.	5/29/2025	2,844,896	2,844,896	3.70%
Banner Ridge Small Buyouts I (Offshore) LP	9/26/2024	5,232,076	6,161,888	8.01%
Barings Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	1,992,058	2.59%
Capital Factory Alpha Associates LLC, Series II	2/13/2025	750,000	750,000	0.98%
CSPG Tidal B Holdings LLC	7/19/2024	1,000,000	1,107,100	1.44%
CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.)	6/30/2023	1,000,025	-	0.00%
Frontline HoldCo LLC	9/25/2024	2,590,535	2,998,029	3.90%
Frontline HoldCo LLC, Class A	9/25/2024	409,465	622,094	0.81%
GEMS FUND 6, LP	3/27/2024	2,750,000	2,874,928	3.74%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,694,053	1,663,343	2.16%
ICON Ark Co-Investment LP	5/24/2023	5,888	243,914	0.32%
LEONID Credit Income Fund, LP	2/16/2024	5,500,000	5,570,252	7.24%
Mercer Private Investments Partners VII, LP	7/21/2023	4,112,415	5,266,030	6.85%
Noteus Partners Centaur S.L.P	4/3/2025	4,150,213	4,953,730	6.44%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	5.20%
Peppertree Capital Fund X Feeder, LLC	8/9/2024	1,976,377	2,218,873	2.89%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	1,326,315	1,326,315	1.72%
PMG Legal LLC	7/19/2023	500,000	1,098,205	1.43%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,951,033	2,653,676	3.45%
Symbiotic Capital Life Science Credit Fund, LP	8/8/2024	2,959,671	3,049,116	3.96%
Tiverton AgriFinance III	8/27/2024	2,250,000	2,144,651	2.79%
VVC Veterans Fund II L.P.	5/5/2025	600,000	600,000	0.78%
		$53,439,159	$58,593,312	76.19%